American Century World Mutual Funds, Inc.
Statement of Additional Information Supplement

Emerging Markets Fund ¡ Global Growth Fund
International Discovery Fund ¡International Growth Fund
International Opportunities Fund ¡International Stock Fund
International Value Fund ¡NT Emerging Markets Fund
NT International Growth Fund

Supplement dated July 15, 2009 ¡ Statement of Additional Information dated April 1, 2009

The following entry is added in the Accounts Managed table on page 44-45 of the statement of additional information. Information is provided as of July 9, 2009.

Anthony Han	Number of Accounts	2	0	0
	Assets	$513.6 million(8)	N/A	N/A

[8]	Includes $470.4 million in Emerging Markets and $43.2 million in NT Emerging Markets.

The following entries are added in the Ownership of Securities table on page 48 of the statement of additional information. Information is provided as of July 9, 2009.

Emerging Markets Fund
Anthony Han	A
NT Emerging Markets Fund
Anthony Han	A

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